Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Allocated corporate costs (income)	$ 2,101,356	$ 16,701,385
Selling, General and Administrative Expenses
Related Party Transaction [Line Items]
Allocated corporate costs (income)	1,422,063	4,528,892
R&D expenses
Related Party Transaction [Line Items]
Allocated corporate costs (income)	$ 679,293	$ 12,172,493